Warrants - Additional Information (Details) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Fair value adjustment of warrants		$ 12,562,000	$ 164,000	$ 256,000	$ 143,000
2017 Warrant
Class of Warrant or Right [Line Items]
Percentage of debt instrument	10.00%			10.00%
Percentage of equity securities	70.00%			70.00%
2018 Warrant
Class of Warrant or Right [Line Items]
Percentage of warrant amount exercisable	10.00%			10.00%
2020 Warrants | Series A Convertible Preferred shares [Member]
Class of Warrant or Right [Line Items]
Percentage of additional issued	10.00%